Annual Total Returns	0 Months Ended
Nov. 28, 2011
(Institutional) | (Delaware Core Plus Bond Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	7.50%
Annual Return 2002	10.21%
Annual Return 2003	2.40%
Annual Return 2004	4.13%
Annual Return 2005	2.25%
Annual Return 2006	3.32%
Annual Return 2007	5.33%
Annual Return 2008	(1.26%)
Annual Return 2009	20.03%
Annual Return 2010	8.14%
(Retail) | (Delaware Core Plus Bond Fund) | Class A
Bar Chart Table:
Annual Return 2001	7.19%
Annual Return 2002	9.88%
Annual Return 2003	2.09%
Annual Return 2004	3.82%
Annual Return 2005	1.94%
Annual Return 2006	3.01%
Annual Return 2007	5.06%
Annual Return 2008	(1.65%)
Annual Return 2009	19.75%
Annual Return 2010	7.88%
(Institutional) | (Delaware Inflation Protected Bond Fund) | Institutional Class
Bar Chart Table:
Annual Return 2005	2.65%
Annual Return 2006	0.67%
Annual Return 2007	11.48%
Annual Return 2008	0.25%
Annual Return 2009	10.96%
Annual Return 2010	6.51%
(Retail) | (Delaware Inflation Protected Bond Fund) | Class A
Bar Chart Table:
Annual Return 2005	2.50%
Annual Return 2006	0.46%
Annual Return 2007	11.05%
Annual Return 2008	0.05%
Annual Return 2009	10.63%
Annual Return 2010	6.27%